UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

Jennison Blend Fund, Inc.

Schedule of Investments

as of September 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS
Aerospace & Defense 2.9%
879,100	Honeywell International, Inc.	$32,966,250
316,500	Lockheed Martin Corp.	19,319,160

		52,285,410

Beverages 1.3%
425,186	PepsiCo, Inc.	24,112,298

Biotechnology 3.6%
274,700	Amgen, Inc.(a)(b)	21,885,349
340,300	Genentech, Inc.(a)	28,656,663
296,799	Gilead Sciences, Inc.(a)	14,471,919

		65,013,931

Capital Markets 4.0%
411,000	Bank of New York Co., Inc. (The)	12,087,510
1,377,000	Charles Schwab Corp. (The)(b)	19,870,110
84,700	Goldman Sachs Group, Inc.	10,297,826
507,000	Merrill Lynch & Co., Inc.	31,104,450

		73,359,896

Chemicals 0.9%
442,700	E.I. du Pont de Nemours & Co.	17,340,559

Commercial Services & Supplies 1.1%
697,600	Waste Management, Inc.	19,958,336

Communications Equipment 2.4%
829,000	Cisco Systems, Inc.(a)	14,863,970
483,700	Nokia OYJ ADR (Finland)	8,179,367
453,000	QUALCOMM, Inc.	20,271,750

		43,315,087

Computers & Peripherals 1.2%
413,100	Apple Computer, Inc.(a)	22,146,291

Consumer Finance 1.3%
421,700	American Express Co.	24,222,448

Diversified Financial Services 1.0%
388,200	Citigroup, Inc.	17,670,864

Electric Utilities 1.6%
537,600	Exelon Corp.	28,729,344

Energy Equipment & Services 5.9%
725,900	GlobalSantaFe Corp.	33,115,558
730,500	Halliburton Co.	50,053,860
350,100	Weatherford International Ltd.(a)	24,037,866

		107,207,284

Food Products 1.4%
637,303	Cadbury Schweppes PLC ADR (United Kingdom)	25,957,351

Food & Staples Retailing 2.8%
1,470,500	Kroger Co. (The)(a)	30,277,595
149,500	Whole Foods Market, Inc.	20,100,275

		50,377,870

Healthcare Equipment & Supplies 1.1%
442,900	St. Jude Medical, Inc.(a)(b)	20,727,720

Healthcare Providers & Services 4.1%
291,200	Caremark Rx, Inc.(a)	14,539,616
634,200	UnitedHealth Group, Inc.	35,642,040
315,000	WellPoint, Inc.(a)	23,883,300

		74,064,956

Hotels, Restaurants & Leisure 0.9%
503,100	GTECH Holdings Corp.	16,129,386

Household Products 2.5%
214,300	Kimberly-Clark Corp.	12,757,279
567,139	Procter & Gamble Co.(b)	33,722,085

		46,479,364

Independent Power Producers & Energy Traders 1.0%
165,700	TXU Corp.	18,704,216

Industrial Conglomerates 4.0%
1,417,200	General Electric Co.	47,717,124
884,800	Tyco International Ltd.	24,641,680

		72,358,804

Insurance 4.6%
547,200	American International Group, Inc.	33,904,512
665,700	Axis Capital Holdings Ltd.	18,979,107
334,600	Loews Corp.	30,920,386

		83,804,005

Internet & Catalog Retail 2.5%
1,122,300	eBay, Inc.(a)(b)	46,238,760

Internet Software & Services 3.6%
131,500	Google, Inc. (Class A)(a)(b)	41,614,490
704,400	Yahoo!, Inc.(a)	23,836,896

		65,451,386

Media 1.1%
583,200	Viacom, Inc. (Class B)	19,251,432

Metals & Mining 9.5%
1,287,500	Companhia Vale do Rio Doce ADR (Brazil)(b)	56,469,751
952,700	Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	46,291,693
451,900	INCO Ltd.	21,397,465
1,540,000	Newcrest Mining Ltd.	24,639,060
195,800	Phelps Dodge Corp.	25,440,294

		174,238,263

Multi-line Retail 2.0%
289,200	Federated Department Stores, Inc.	19,338,804
347,900	Target Corp.	18,066,447

		37,405,251

Multi-Utilities 1.4%
539,300	Sempra Energy	25,379,458

Office Electronics 1.3%
1,777,100	Xerox Corp.(a)	24,257,415

Oil, Gas & Consumable Fuels 7.3%
455,450	Apache Corp.	34,258,949
215,900	EOG Resources, Inc.	16,170,910
1,007,300	Nexen, Inc.	48,007,918
590,200	Suncor Energy, Inc.	35,752,158

		134,189,935

Personal Products 0.6%
184,800	Gillette Co. (The)	10,755,360

Pharmaceuticals 5.5%
666,200	Novartis AG ADR (Switzerland)	33,976,200
1,052,600	Pfizer, Inc.	26,283,422
384,500	Roche Holdings AG ADR (Switzerland)	26,811,377
339,400	Sanofi-Aventis ADR (France)	14,102,070

		101,173,069

Semiconductors & Semiconductor Equipment 3.6%
721,600	Intel Corp.	17,787,440
458,300	Marvell Technology Group Ltd.(a)	21,132,213
769,800	Texas Instruments, Inc.(b)	26,096,220

		65,015,873

Software 6.9%
606,600	Adobe Systems, Inc.(b)	18,107,010
726,800	Computer Associates International, Inc.	20,212,308
349,900	Electronic Arts, Inc.(a)(b)	19,905,811
303,200	Mercury Interactive Corp.(a)(b)	12,006,720
853,200	Microsoft Corp.	21,952,836
344,900	NAVTEQ Corp.(a)	17,227,755
364,200	SAP AG ADR (Germany)(b)	15,780,786

		125,193,226

Specialty Retail 0.9%
430,900	Chico’s FAS, Inc.(a)(b)	15,857,120
400	Lowe’s Cos., Inc. (The)	25,760

		15,882,880

Textiles, Apparel & Luxury Goods 0.9%
546,900	Coach, Inc.(a)	17,150,784

Tobacco 1.6%
399,700	Altria Group, Inc.	29,461,887

	Total long-term investments (cost $1,435,814,449)	1,795,010,399

SHORT-TERM INVESTMENT 7.7%
Money Market Mutual Fund 7.7%
140,647,940	Dryden Core Investment Fund - Taxable Money Market Series (cost $140,647,940; includes $110,401,046 of cash collateral received for securities on loan)(c)(d)	140,647,940

	Total Investments 106.0%
	(cost $1,576,462,389)(e)	1,935,658,339
	Liabilities in excess of other assets (6.0%)	(108,824,274)

	Net Assets 100.0%	$1,826,834,065

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security on loan with an aggregate market value of such securities is $108,198,419; cash collateral of $110,401,046 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund –Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,609,739,417	$345,484,484	$19,565,562	$325,918,922

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date November 28, 2005
By (Signature and Title)*	/s/ JACK BENINTENDE
Jack Benintende
Acting Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.